Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income Taxes
A reconciliation between income tax expense and the product of the accounting net (loss) income before income taxes multiplied by the Company's domestic federal and provincial combined tax rate is provided below:

	Year ended December 31,
	2024	2023
Income before income taxes	$79,330	$58,826
Canadian statutory income tax rate	27.0%	27.0%
Income tax expense at statutory rate	21,419	15,883
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	13,316	11,461
Other non-deductible expenses	6,740	7,953
Non-taxable (gain) loss on financial instruments	34	1,709
Increase in unrecorded deferred tax asset	12,965	14,918
Share-based compensation	617	—
Tax impact of future tax rate differences	—	(576)
Change in estimates	(68)	(2,799)
Other	1,016	(1,142)
Income tax expense	$56,039	$47,407
Current income tax expense	$53,577	$49,226
Deferred income tax recovery	2,462	(1,819)
Income tax expense	$56,039	$47,407
A summary of the components of the recognized net deferred income tax assets (liabilities) is as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Non-capital losses	$1,686	$3,137
Provisions	1,827	5,663
Other	5,029	2,168
Deferred tax liabilities
Mining interests, plant and equipment	(62,635)	(70,387)
Other	(918)	(945)
Total deferred tax liability	$(55,011)	$(60,364)
Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset. Deferred tax assets are recognized for the carry-forward of unused tax losses and unused tax credits to the extent that it is probable that taxable profits will be available against which the unused tax losses/credits can be utilized.
A summary of the movement in net deferred tax liability is as follows:

	Year-ended December 31,
	2024	2023
Balance at the beginning of the year	$60,364	$48,255
Recognized in net loss	2,463	(1,819)
Recognized in other comprehensive income (loss) - foreign currency translation adjustment	(7,310)	15,338
Recognized in other comprehensive income (loss) - tax effect on Gold Notes	(506)	(1,410)
Balance at the end of the year	$55,011	$60,364
15.    Income Taxes (cont.)
The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31, 2024	December 31, 2023
Non-capital losses	$230,417	$149,927
Financing fees	9,838	5,747
Gold-linked notes	5,005	—
Other	59,741	28,592
Total	$305,001	$184,266

At December 31, 2024 the Company has the following non-capital loss carry-forwards:.

•Canada: $168.6 million (December 31, 2023 - $151.4 million), expiry between 2025 and 2044.
•Colombia: $56.1 million (December 31, 2023 - $3.0 million), of which $40.1 million have an expiry between 2025 and 2036, and $16.1 million have no expiry.
•Guyana: $71.0 million (December 31, 2023 - $71.0 million), no expiry, and
•Switzerland: $6.6 million (December 31, 2023 - $6.3 million), expiry between 2025 and 2031.